Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital
Schedule of reconciliation of share capital

	2019	2018	2017
	(Euro, in thousands)
On January 1	€236,540	€233,414	€223,928
Share capital increase	55,189	19,090	25,323
Costs of capital increase	(4,447)	(15,964)	(15,837)
Share capital on December 31,	€287,282	€236,540	€233,414

Aggregate share capital	€349,789	€294,600	€275,510
Costs of capital increase (accumulated)	(62,507)	(58,060)	(42,096)
Share capital on December 31,	€287,282	€236,540	€233,414

Schedule of history of the share capital

Date	Share capital increase new shares (in thousands €)	Share capital increase due to warrant exercise (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2017				46,256	€250,187
April 6, 2017		€1,337	247
April 21, 2017	€23,331		4,313
June 20, 2017		281	52
September 21, 2017		152	28
November 23, 2017		222	41
December 31, 2017				50,937	275,510
March 20, 2018		1,613	298
June 20, 2018		556	103
September 17, 2018	16,021		2,961
October 3, 2018		733	135
November 23, 2018		167	31
December 31, 2018				54,466	294,600
March 20, 2019		808	149
June 20, 2019		1,127	208
August 23, 2019	36,945		6,829
September 18, 2019		1,632	302
November 6, 2019		14,162	2,618
November 25, 2019		515	95
December 31, 2019				64,667	€349,789

Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					(in Euro/ warrant)	(in Euro/ share)
On January 1, 2017	46,256,078	€223,928	€649,135	€873,063

April 6, 2017 : exercise of warrants	247,070	1,337	2,697	4,034	16.33	84.60

April 21, 2017 : U.S. public offering
ADSs (fully paid)	4,312,500	23,331	340,593	363,924		81.34
Underwriter discounts and offering expenses (paid)		(15,790)		(15,790)
Offering expenses still to be paid at December 31, 2017		(47)		(47)
Total U.S. public offering	4,312,500	7,494	340,593	348,087

June 20, 2017 : exercise of warrants	52,030	281	350	632	12.14	70.66

September 21, 2017 : exercise of warrants	28,100	152	117	269	9.55	84.62

November 23, 2017 : exercise of warrants	41,000	222	132	354	8.63	77.53

On January 1, 2018	50,936,778	233,414	993,025	1,226,439

March 20, 2018 : exercise of warrants	298,184	1,613	2,311	3,924	13.16	83.72

June 20, 2018 : exercise of warrants	102,801	556	781	1,337	13.01	85.00

September 17, 2018 : U.S. public offering
ADSs (fully paid)	2,961,373	16,021	280,167	296,188
Underwriter discounts and offering expenses (paid)		(15,964)		(15,964)
Total U.S. public offering	2,961,373	57	280,167	280,224		99.68

October 3, 2018 : exercise of warrants	135,485	733	1,281	2,014	14.86	94.32

November 23, 2018 : exercise of warrants	30,800	167	215	382	12.40	88.90

On December 31, 2018	54,465,421	236,540	1,277,780	1,514,320

March 20, 2019 : exercise of warrants	149,370	808	2,673	3,481	23.30	90.32

June 20, 2019 : exercise of warrants	208,310	1,127	3,198	4,325	20.76	113.55

August 23, 2019 : share subscription by Gilead
Ordinary shares (fully paid)	6,828,985	36,945	923,142	960,087		148.90
Derecognition of financial liability from share subscription agreement			56,749	56,749
Underwriter discounts and offering expenses (paid)		(4,447)		(4,447)
Total share subscription by Gilead	6,828,985	32,498	979,891	1,012,389

September 18, 2019 : exercise of warrants	301,745	1,632	5,043	6,675	22.12	145.25

November 6, 2019 : exercise of warrant A by Gilead
Exercise of warrant A	2,617,791	14,162	353,873	368,035
Derecognition of financial liability related to warrant A			78,953
Total exercise of warrant A by Gilead	2,617,791	14,162	432,826	368,035	140.59	170.75

November 25, 2019 : exercise of warrants	95,180	515	2,172	2,687	28.23	172.95

On December 31, 2019	64,666,802	€287,282	€2,703,583	€2,911,912

Summary of other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41